Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Oct. 16, 2013 Unsecured Notes	Mar. 31, 2014 NGL Energy Partners LP (Parent) Unsecured Notes	Mar. 31, 2014 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2013 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2012 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2011 Reportable Entity NGL Energy Partners LP (Parent)	Mar. 31, 2014 Reportable Entity NGL Energy Finance Corp	Mar. 31, 2014 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2013 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2012 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2011 Reportable Entity Guarantor Subsidiaries	Mar. 31, 2014 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2013 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2012 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2011 Reportable Entity Non-Guarantor Subsidiaries	Mar. 31, 2014 Consolidating Adjustments	Mar. 31, 2013 Consolidating Adjustments
CURRENT ASSETS:
Cash and cash equivalents	$ 10,440,000	$ 11,561,000	$ 7,832,000	$ 16,337,000			$ 1,181,000		$ 41,000	$ 41,000		$ 8,728,000	$ 11,206,000	$ 7,594,000	$ 16,174,000	$ 531,000	$ 355,000	$ 197,000	$ 122,000
Accounts receivable - trade, net of allowance for doubtful accounts	900,904,000	562,757,000										887,789,000	561,560,000			13,115,000	1,197,000
Accounts receivable - affiliates	7,445,000	22,883,000										7,445,000	22,883,000
Inventories	310,160,000	126,895,000										306,434,000	126,024,000			3,726,000	871,000
Prepaid expenses and other current assets	80,350,000	37,891,000										80,294,000	37,784,000			56,000	107,000
Total current assets	1,309,299,000	761,987,000					1,181,000					1,290,690,000	759,457,000			17,428,000	2,530,000
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	829,346,000	526,437,000										764,014,000	497,743,000			65,332,000	28,694,000
GOODWILL	1,107,006,000	555,220,000	167,245,000	8,568,000								1,105,008,000	553,222,000			1,998,000	1,998,000
INTANGIBLE ASSETS, net of accumulated amortization	714,956,000	441,432,000					1,169,000	717,000			11,552,000	700,603,000	439,365,000			1,632,000	1,350,000
INVESTMENTS IN UNCONSOLIDATED ENTITIES	189,821,000											189,821,000
NET INTERCOMPANY RECEIVABLES (PAYABLES)							327,281,000	237,736,000			437,714,000	(720,737,000)	(233,294,000)			(44,258,000)	(4,442,000)
INVESTMENTS IN CONSOLIDATED SUBSIDIARIES							1,447,502,000	895,779,000				17,673,000	20,371,000							(1,465,175,000)	(916,150,000)
OTHER NONCURRENT ASSETS	16,795,000	6,542,000										16,674,000	6,542,000			121,000
Total assets	4,167,223,000	2,291,618,000					1,777,133,000	1,134,232,000			449,266,000	3,363,746,000	2,043,406,000			42,253,000	30,130,000			(1,465,175,000)	(916,150,000)
CURRENT LIABILITIES:
Accounts payable - trade	740,211,000	536,055,000										726,252,000	534,164,000			13,959,000	1,891,000
Accounts payable - affiliates	76,846,000	6,900,000										73,703,000	6,900,000			3,143,000
Accrued expenses and other payables	141,690,000	85,606,000					554,000	554,000			14,266,000	124,923,000	83,001,000			1,947,000	2,051,000
Advance payments received from customers	29,965,000	22,372,000										29,891,000	22,364,000			74,000	8,000
Current maturities of long-term debt	7,080,000	8,626,000										7,058,000	8,610,000			22,000	16,000
Total current liabilities	995,792,000	659,559,000					554,000	554,000			14,266,000	961,827,000	655,039,000			19,145,000	3,966,000
LONG-TERM DEBT, net of current maturities	1,629,834,000	740,436,000					250,000,000	250,000,000			450,000,000	929,754,000	490,433,000			80,000	3,000
OTHER NONCURRENT LIABILITIES	9,744,000	2,205,000										9,663,000	2,155,000			81,000	50,000
EQUITY
Partners' equity (deficit)	1,526,815,000	883,654,000					1,526,579,000	883,678,000			(15,000,000)	1,462,691,000	895,779,000			22,994,000	26,087,000			(1,470,449,000)	(921,890,000)
Accumulated other comprehensive income (loss)	(236,000)	24,000										(189,000)				(47,000)	24,000
Noncontrolling interests	5,274,000	5,740,000																		5,274,000	5,740,000
Total equity	1,531,853,000	889,418,000	405,329,000	47,353,000			1,526,579,000	883,678,000			(15,000,000)	1,462,502,000	895,779,000			22,947,000	26,111,000			(1,465,175,000)	(916,150,000)
Total liabilities and equity	4,167,223,000	2,291,618,000					1,777,133,000	1,134,232,000			449,266,000	3,363,746,000	2,043,406,000			42,253,000	30,130,000			(1,465,175,000)	(916,150,000)
Debt issued					$ 450,000,000	$ 450,000,000
Fixed interest rate (as a percent)					6.875%	6.875%